Earnings Per Share (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Profit attributable to the Company’s owners for the purpose of calculating basic earnings per share		$ 70,924	$ 24,749	$ 11,217
Weighted average of the number of ordinary shares used for the purpose of calculating basic earnings per share	[1]	115,721,346	97,335,870	93,749,219

[1]	The number of ordinary shares is after giving effect to the Reverse Share Split. See also Note 16